Income Taxes (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 29, 2016	Jun. 24, 2015	Jun. 25, 2014
Income Tax Disclosure [Line Items]
Statutory Federal income tax rate	35.00%
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 2.7
Undistributed Earnings of Foreign Subsidiaries	5.2
Amount that would affect the effective tax rate if recognized	3.9	$ 4.1
Potential reduction in unrecognized tax benefits due to expiration of statutes or sustained tax positions	0.8
Recognized expense in interest	1.3	0.2	$ 0.3
Income tax penalties and interest accrued	0.8	2.2
Income tax penalties and interest accrued, net of deferred tax benefits	0.6	1.5
Federal deferred tax benefit	0.2	$ 0.7
Anticipated Outcome During Next Twelve Months [Member]
Income Tax Disclosure [Line Items]
Amount that would affect the effective tax rate if recognized	$ 0.5